INCOME TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2008 EUR (€)	Dec. 31, 2011 Expiration Date 2012 [Member] EUR (€)	Dec. 31, 2011 Expiration Date 2013 [Member] EUR (€)	Dec. 31, 2011 Expiration Date 2014 [Member] EUR (€)	Dec. 31, 2011 Expiration Date 2015 [Member] EUR (€)	Dec. 31, 2011 Expiration Date 2016 [Member] EUR (€)	Dec. 31, 2011 Expiration Date 2017 [Member] EUR (€)	Dec. 31, 2011 Expiration Date 2018 [Member] EUR (€)	Dec. 31, 2011 Unlimited [Member] EUR (€)
The Significant Components Of The Income Tax Expense
Current tax expense domestic					€ (46,297,000)	€ (110,967,000)		€ (84,783,000)
Current tax expense foreign					(107,342,000)	(149,212,000)		(78,965,000)
Deferred tax (expense)/benefit domestic					(307,995,000)	182,121,000		(2,707,000)
Deferred tax (expense)/benefit foreign					2,289,000	35,747,000		(10,131,000)
Income tax (expense) / income				(607,679,000)	(459,345,000)	(42,311,000)	[1]	(176,586,000)	[1]
The Differences Between The Statutory Income Tax Rates And The Effective Tax Rates
Tax calculated based on statutory income tax rate of 24% (2008 & 2009:25%)					(2,809,627)	(63,766)		157,468
Effect of tax exempt income					(18,132)	(35,029)		(141,447)
Effect of different tax rates in other countries					10,535	(60,839)		(59,068)
Non deductible expenses					120,968	52,769		26,456
Statutory revaluation of fixed assets								89,768
Effect of change in income tax rate					9,851	43,987		26,330
General allowance for loans losses recognized only for tax purposes								(2,638)
Non-offsettable income taxes with current year income taxes					12,740	14,059		22,754
Tax audit settlement					8,223	2,494
Other					9,174	9,535		9,227
Income tax expense / (benefit) before additional income taxes					459,345	(36,790)		128,850
Additional tax under Greek Tax Law 3808/2009 and Tax Law 3845/2010						26,126		47,736
Non-offsettable income taxes in accordance with Law 3842/2010						52,975
Income tax expense after additional income taxes					459,345	42,311		176,586
Valuation allowance for deferred tax assets					3,115,613,000
Deferred Tax Assets:
Allowance for loan losses					477,575,000	6,980,000
Mark to market valuation of securities and derivatives					2,433,242,000	683,246,000
Pension and other post retirement benefits					53,519,000	53,117,000
Insurance reserves					93,940,000	18,867,000
Revaluation of land and buildings					137,640,000	140,875,000
Intangibles recognised upon acquisition and other assets					192,000	311,000
Tax free reserves					0	17,000
Tax loss carried forward					210,461,000	289,134,000
Other					98,340,000	51,728,000
Gross deferred tax assets					3,504,909,000	1,244,275,000
Deferred tax assets / liabilities for netting					(130,204,000)	(156,999,000)
Net deferred tax assets					3,374,705,000	1,087,276,000
Valuation allowance for deferred tax assets					(3,115,613,000)	0
Deferred Tax Liabilities:
Allowance for loan losses					(22,455,000)	(39,971,000)
Mark to market valuation of securities and derivatives					(31,477,000)	(43,134,000)
Revaluation of land and buildings					(1,358,000)	(1,351,000)
Intangibles recognised upon acquisition and other assets					(37,644,000)	(49,515,000)
Tax free reserves					(92,556,000)	(95,202,000)
Deferred Tax Liabilities Other					(6,927,000)	(65,838,000)
Gross deferred tax liablities					(192,417,000)	(295,011,000)
Deferred tax liabilities / assets for netting					130,204,000	156,999,000
Net deferred tax liabilities					(62,213,000)	(138,012,000)
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Deferred tax asset											11,285,000	15,601,000	223,011,000	757,180,000	24,007,000	24,111,000	36,543,000	10,345,000
Reconciliation of the Change in Unrecognized Tax Benefits
Balance, at beginning of year			10,891,000		10,763,000	18,873,000		10,125,000
Decreases related to positions taken during prior years					0	(32,000)		0
Increases related to positions taken during the current year					344,000	3,500,000		15,525,000
Settlements					(185,000)	(11,606,000)		(7,008,000)
Effect of foreign exchange differences					(31,000)	28,000		231,000
Balance, at end of year					10,891,000	10,763,000		18,873,000		10,125,000
Income Tax Disclosure Textual Details [Abstract]
Operating Loss Carryforwards					1,392,034,000
Existing law / New law	20.00%	20.00%	20.00%	25.00%	25.00%	24.00%		25.00%
Income Tax Reconciliation Change In Deferred Tax Assets Valuation Allowance					9,900,000	44,000,000		26,300,000
Profit distribution withholding tax				25.00%	25.00%
Withholding tax on bond interest income not refunded					53,000,000
Special tax levy / non-recurring tax						26,100,000		47,700,000
Profit limitation for additional tax						5,000,000		100,000
Interest					11,000	50,000		44,000		111,000
Cumulative interest					68,000	57,000		199,000		169,000
Settlement of open tax years						0		0
Realization Of Deferred Tax Assets					€ 1,459,092,000	€ 1,087,276,000

[1]	As restated. See Note 43 for more information.